Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2021 (i)	2020
Authorized and registered share capital (number of shares)	133,333,200	133,333,200
Subscribed and fully paid up share capital (number of shares)	101,739,217	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	153	153
Share premium (US$ millions)	476	478
Total (US$ millions)	628	630
(i) On December 13, 2021, Millicom's Board of Directors proposed to increase the authorized share capital of the Company to $300 million divided into 200,000,000 shares with a par value of $1.50 each, through an extraordinary general meeting ("EGM"). The proposal has been ratified at the EGM which took place on February 28, 2022.
Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2019	16	47	(1)	(599)	(3)	(538)
Share based compensation	—	29	—	—	—	29
Issuance of shares – 2015, 2016, 2017 LTIPs	—	(25)	—	—	—	(25)
Remeasurements of post-employment benefit obligations	—	—	—	—	0	0
Cash flow hedge reserve movement	—	—	(16)	—	—	(16)
Currency translation movement	—	—	—	(2)	—	(2)
Effect of restructuring in Tanzania	—	—	—	9	—	9
As of December 31, 2019	16	52	(18)	(593)	(2)	(544)
Share based compensation	—	24	—	—	—	24
Issuance of shares –2016, 2017, 2018 LTIPs	—	(26)	—	—	—	(26)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	(1)	—	—	(1)
Currency translation reserved recycled to statement of income	—	—	—	—	—	—
Currency translation movement	—	—	—	(12)	—	(12)
As of December 31, 2020	16	50	(19)	(605)	(4)	(562)
Share based compensation	—	18	—	—	—	18
Issuance of shares –2017, 2018, 2019 LTIPs	—	(25)	—	—	—	(25)
Remeasurements of post-employment benefit obligations	—	—	—	—	1	1
Cash flow hedge reserve movement	—	—	14	—	—	14
Currency translation movement	—	—	1	(41)	—	(41)
As of December 31, 2021	16	43	(3)	(646)	(3)	(594)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2021	2020
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,030	4,253
Banks	C.3.2.	1,851	1,337
Other financing (ii)		36	41
Total non-current financing		5,916	5,631
Less: portion payable within one year		(12)	(54)
Total non-current financing due after more than one year		5,904	5,578
Debt and financing due within one year
Bonds	C.3.1.	61	44
Banks	C.3.2.	1,768	15
Total current debt and financing		1,828	59
Add: portion of non-current debt payable within one year		12	54
Total		1,840	113
Total debt and financing		7,744	5,691
(i)    See note D.1.1 for further details on maturity profile of the Group debt and financing.
(ii) In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2021	2020
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	4,020	2,504
Guatemala (i)	605	—
Colombia	802	803
Paraguay	751	738
Bolivia	310	337
Panama	846	869
Tanzania	189	203
Costa Rica	121	119
El Salvador	100	118
Total debt and financing	7,744	5,691
(i)    Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
Bond financing

	Note	Country	Maturity	Interest Rate %	2021	2020
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2024	STIBOR (i) + 2.350%	220	241
USD 4.500% Senior Notes	2	Luxembourg	2031	4.500%	777	494
USD 6.625% Senior Notes	3	Luxembourg	2026	6.625%	147	495
USD 6.250% Senior Notes	4	Luxembourg	2029	6.250%	670	743
USD 5.125% Senior Notes	5	Luxembourg	2028	5.125%	445	493
USD 5.875% Senior Notes	6	Paraguay	2027	5.875%	556	558
PYG 8.750% Notes (tranche A)	6	Paraguay	2024	8.750%	17	17
PYG 9.250% Notes (tranche B)	6	Paraguay	2026	9.250%	7	7
PYG 10.000% Notes (tranche C)	6	Paraguay	2029	10.000%	9	9
PYG 9.250% Notes (tranche D)	6	Paraguay	2026	9.250%	1	1
PYG 10.000% Notes (tranche E)	6	Paraguay	2029	10.000%	4	4
PYG 9.250% Notes (tranche F)	6	Paraguay	2027	9.250%	2	2
PYG 10.000% Notes (tranche G)	6	Paraguay	2030	10.000%	3	3
PYG 6.000% Notes (tranche H)	6	Paraguay	2026	6.000%	14	—
PYG 6.700% Notes (tranche I)	6	Paraguay	2028	6.700%	21	—
PYG 7.500% Notes (tranche J)	6	Paraguay	2031	7.500%	23	—
BOB 5.800% Notes	7	Bolivia	2026	5.800%	50	50
BOB 4.850% Notes	7	Bolivia	2023	4.850%	28	42
BOB 3.950% Notes	7	Bolivia	2024	3.950%	21	29
BOB 4.600% Notes	7	Bolivia	2024	4.600%	40	40
BOB 4.300% Notes	7	Bolivia	2029	4.300%	17	19
BOB 4.300% Notes	7	Bolivia	2022	4.300%	11	20
BOB 4.700% Notes	7	Bolivia	2024	4.700%	25	28
BOB 5.300% Notes	7	Bolivia	2026	5.300%	9	11
BOB 5.000% Notes	7	Bolivia	2026	5.000%	54	61
UNE Bond 2 (tranches A and B)	8	Colombia	2023	CPI + 4.76%	38	44
UNE Bond 3 (tranche A)	8	Colombia	2024	9.350%	40	47
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI + 4.15%	64	74
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI + 4.89%	32	37
UNE Bond 6.600%	8	Colombia	2030	6.600%	38	44
UNE Bond 4 (tranche A)	8	Colombia	2028	5.560%	29	—
UNE Bond 4 (tranche B)	8	Colombia	2031	CPI + 2.61	71	—
UNE Bond 4 (tranche C)	8	Colombia	2036	CPI + 3.18	21	—
USD 4.500% Senior Notes	9	Panama	2030	4.500%	587	586
Cable Onda Bonds 5.750%	9	Panama	2025	5.750%	—	99
Total bond financing					4,090	4,297
(i)    STIBOR – Swedish Interbank Offered Rate.
Bank and Development Financial Institution financing

	Note	Country	Maturity range	Interest rate	2021	2020
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2022-2026	Fixed	94	137
USD - Long-term loans	2	Panama	2022-2026	Fixed	259	185
BOB Long-term loans	3	Bolivia	2022-2026	Fixed	54	37
GTQ Long-term loans	9	Guatemala	2025-2027	Fixed	605	na
Variable rate loans
USD Long-term loans	4	Costa Rica	2023	Variable	—	119
USD Long-term loans	4	Costa Rica	2026	Variable	33
CRC Long-term loans	4	Costa Rica	2026	Variable	88	—
USD Long-term loans	5	Tanzania	2022-2025	Variable	150	162
TZS Long-term loans	5	Tanzania	2022-2025	Variable	38	41
COP Long-term loans	6	Colombia	2025-2031	Variable	322	262
USD Long-term loans	6	Colombia	2024	Variable	148	296
USD Credit Facility / Senior Unsecured Term Loan Facility	7	El Salvador	2021-2023	Variable	—	118
USD Credit Facility / Senior Unsecured Term Loan Facility	7	El Salvador	2026	Variable	99	—
USD Long-term loans (i)	8	Luxembourg	2025	Variable	(4)	(5)
USD Bridge Loan	8	Luxembourg	2022	Variable	1,632	—
USD DNB Bilateral	8	Luxembourg	2026	Variable	99	—
Total Bank and Development Financial Institution financing					3,618	1,353
(i) Relates to the amortized costs of the undrawn RCF that the Company entered into in October 2020 - see point 8 below.
Disclosure of interest and other financial expenses	Interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	December 31
	2021	2020	2019
	(US$ millions)
Interest expense on bonds and bank financing	(345)	(386)	(348)
Interest expense on leases	(131)	(156)	(157)
Early redemption charges	(5)	(15)	(10)
Others	(50)	(67)	(47)
Total interest and other financial expenses	(531)	(624)	(564)

Disclosure of contingent liabilities
Maturity of guarantees

	Bank and financing guarantees (i)		Supplier guarantees
Terms	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020
	Outstanding and Maximum exposure		Outstanding and Maximum exposure
0-1 year	71	59	82	82
1-3 years	6	227	—	—
3-5 years	223	—	—	—
Total	300	287	82	82
(i) If non-payment by the obligor, the guarantee ensures payment of outstanding amounts by the Group's guarantor.
Disclosure of leases	lease liabilities are presented in the statement of financial position as follows:

	December 31, 2021	December 31, 2020
	(US$ millions)
Current	171	123
Non-Current	996	897
Total Lease liabilities	1,167	1,021
The expenses relating to payments not included in the measurement of the lease liability are disclosed in operating expenses (note B.3.) and are as follows:

	2021	2020
	(US$ millions)
Expense relating to short-term leases (included in cost of sales and operating expenses)	0	(1)

Schedule of cash and cash equivalents

	2021	2020
	(US$ millions)
Cash and cash equivalents in USD	526	619
Cash and cash equivalents in other currencies	369	256
Total cash and cash equivalents	895	875

Schedule of restricted cash

	2021	2020
	(US$ millions)
Mobile Financial Services	197	192
Others	7	7
Restricted cash	203	199

Disclosure of net debt
Net financial obligations

	2021	2020
	(US$ millions)
Total debt and financing	7,744	5,691
Lease liabilities	1,167	1,021
Gross financial obligations	8,911	6,711
Less:
Cash and cash equivalents	(895)	(875)
Pledged deposits	(35)	—
Time deposits related to bank borrowings	—	—
Net financial obligations at the end of the year	7,981	5,837
Add (less) derivatives related to debt (note D.1.2.)	(20)	(12)
Net financial obligations including derivatives related to debt	7,961	5,825

	Assets		Liabilities from financing activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Lease liabilities	Total
Net financial obligations as at January 1, 2020	1,164	2	5,972	1,096	5,902
Cash flows	(272)	(2)	(274)	(116)	(117)
Recognition / Remeasurement	—	—	—	68	68
Interest accretion	—	—	16	1	17
Foreign exchange movements	(17)	—	(10)	(34)	(26)
Transfers	—	—	(3)	6	3
Other non-cash movements	—	—	(10)	—	(10)
Net financial obligations as at December 31, 2020	875	—	5,691	1,021	5,837
Cash flows	(169)	31	1,779	(137)	1,780
Scope changes	199	4	413	204	414
Recognition / Remeasurement	—	—	—	123	123
Interest accretion	—	—	20	—	20
Foreign exchange movements	(10)	—	(108)	(44)	(142)
Transfers	—	—	(15)	1	(14)
Other non-cash movements	—	—	(36)	—	(36)
Net financial obligations as at December 31, 2021	895	35	7,744	1,167	7,981

Disclosure of fair value measurement of assets	Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2021	2020	2021	2020
		(US$ millions)
Financial assets
Derivative financial instruments		21	24	21	24
Other non-current assets		74	77	74	77
Trade receivables, net		405	351	405	351
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	65	296	65	296
Prepayments and accrued income		168	149	168	149
Supplier advances for capital expenditures		35	21	35	21
Call option (ii)	C.7.4.	—	3	—	3
Equity Investments	C.7.3.	—	160	—	160
Other current assets		302	181	302	181
Restricted cash	C.5.2.	203	199	203	199
Cash and cash equivalents	C.5.1.	895	875	895	875
Total financial assets		2,169	2,337	2,169	2,337
Current		2,051	2,143	2,051	2,143
Non-current		119	194	119	194
Financial liabilities
Debt and financing (i)	C.3.	7,744	5,691	7,817	5,572
Trade payables		347	334	347	334
Payables and accruals for capital expenditure		452	345	452	345
Derivative financial instruments		1	16	1	16
Put option liability	C.7.4.	290	262	290	262
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	74	339	74	339
Accrued interest and other expenses		539	445	539	445
Other liabilities		812	885	812	885
Total financial liabilities		10,259	8,317	10,332	8,198
Current		3,856	2,145	3,856	2,145
Non-current		6,403	6,173	6,476	6,054
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.
(ii) Measured with reference to Level 3, using a Monte Carlo option pricing model.
Disclosure of fair value measurement of liabilities

		Carrying value		Fair value
	Note	2021	2020	2021	2020
		(US$ millions)
Financial assets
Derivative financial instruments		21	24	21	24
Other non-current assets		74	77	74	77
Trade receivables, net		405	351	405	351
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	65	296	65	296
Prepayments and accrued income		168	149	168	149
Supplier advances for capital expenditures		35	21	35	21
Call option (ii)	C.7.4.	—	3	—	3
Equity Investments	C.7.3.	—	160	—	160
Other current assets		302	181	302	181
Restricted cash	C.5.2.	203	199	203	199
Cash and cash equivalents	C.5.1.	895	875	895	875
Total financial assets		2,169	2,337	2,169	2,337
Current		2,051	2,143	2,051	2,143
Non-current		119	194	119	194
Financial liabilities
Debt and financing (i)	C.3.	7,744	5,691	7,817	5,572
Trade payables		347	334	347	334
Payables and accruals for capital expenditure		452	345	452	345
Derivative financial instruments		1	16	1	16
Put option liability	C.7.4.	290	262	290	262
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	74	339	74	339
Accrued interest and other expenses		539	445	539	445
Other liabilities		812	885	812	885
Total financial liabilities		10,259	8,317	10,332	8,198
Current		3,856	2,145	3,856	2,145
Non-current		6,403	6,173	6,476	6,054
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.
(ii) Measured with reference to Level 3, using a Monte Carlo option pricing model.
Disclosure of investments in equity instruments	As at December 31, 2021 and 2020, Millicom has the following investments in equity instruments:

	2021	2020
	(US$ millions)
Investment in HT	—	160
Equity investment - total	—	160